UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 85.1%
California 77.6%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	969,161
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	630,890
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,144,740
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,151,590
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,179,840
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,154,209

Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	951,073
Beverly Hills, CA, School District General Obligation, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,091,560
Series A, 5.375%, 8/1/2021	1,230,000	1,342,619
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,311,140
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,390,640
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,737,210
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,191,380
Series A, 5.375%, 5/1/2022	10,000,000	10,956,900
California, Higher Education Revenue, 5.25%, 11/1/2019 (a)	3,500,000	3,752,560
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,129,636
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012	13,265,000	14,106,664
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	4,125,359
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (a)	1,000,000	1,064,470
California, Housing Finance Agency Revenue, Home Mortgage, Series F, AMT, 3.6% *, 2/1/2033 (a)	3,000,000	3,000,000
California, Residential Efficiency Financing Authority Certificates of Participation, Capital Improvements, Series 2007, 5.5%, 4/1/2017 (a)	35,000	35,757
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	5,348,250
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,085,587
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	405,000	412,464
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	30,000	30,956
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	10,000,000	8,779,100
Series B, 5.5%, 6/1/2043	9,950,000	10,957,537
Series B, 5.625%, 6/1/2038	13,655,000	15,122,639
Series A-1, 5.75%, 6/1/2047	4,815,000	4,533,804
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	19,486,950
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,107,000
Series A-2, 7.4%, 9/1/2010	3,365,000	3,713,277
California, State Department of Water Resources, Power Supply Revenue, Series C-13, 3.45% *, 5/1/2022 (a)	2,000,000	2,000,000
California, State General Obligation:
5.0%, 2/1/2013	1,250,000	1,316,888
5.0%, 11/1/2027	12,000,000	12,287,160
5.0%, 9/1/2032	10,000,000	10,139,400
5.125%, 4/1/2024	7,400,000	7,783,246
5.125%, 11/1/2024	1,000,000	1,048,800
5.25%, 12/1/2019	1,000,000	1,058,690
Prerefunded, 5.875%, 10/1/2019	8,925,000	9,417,214
Prerefunded, Series 2006, 5.875%, 10/1/2019	785,000	828,725
Series 2006, 5.875%, 10/1/2019	290,000	306,153
6.5%, 9/1/2010	1,305,000	1,411,971
California, State Public Works Board Lease Revenue, University of California Projects, Series F, 5.0%, 11/1/2018	5,405,000	5,734,435

California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,828,358
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a)	18,245,000	19,538,935
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,226,150
Series A, 5.25%, 11/1/2021 (a)	3,090,000	3,312,974
California, Statewide Communities Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (a)	1,000,000	1,051,840
California, Statewide Communities Development Authority Revenue, Kiaser Permanente, Series B, 4.285% **, 4/1/2036	5,000,000	4,317,400
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (a)	12,000,000	13,572,240
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,593,456
Series A, 5.25%, 3/1/2017	7,300,000	7,827,790
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,078,960
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,900,333
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,407,055
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,470,259
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,234,686
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a) (b)	2,750,000	2,782,808
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	393,040
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,040,813
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	718,870
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,693,960
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,376,377
Zero Coupon, 5/1/2016 (a)	3,335,000	2,385,392
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	3,698,750
Zero Coupon, 11/1/2018 (a)	4,605,000	2,909,347
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	3,999,380
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	6,614,600
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	5,944,600
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,069,565
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,626,206
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,367,396
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,614,790
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,798,750
Zero Coupon, 1/15/2017 (a)	5,975,000	3,828,541
Zero Coupon, 1/15/2018 (a)	6,250,000	3,756,250
Zero Coupon, 1/15/2025	10,000,000	3,760,600
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	6,338,100
Series A, Prerefunded, 7.1%, 1/1/2011	6,000,000	6,576,420
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,153,846
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	1,932,920
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,328,360
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (a)	2,840,000	3,119,200
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	308,688
Las Virgenes, CA, School District General Obligation, Unified School District:

Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,734,599
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	809,225
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	938,999
Zero Coupon, 11/1/2016 (a)	1,500,000	1,051,755
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.5%, 11/15/2028	10,000,000	10,206,400
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	13,330,611
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,738,260
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,657,720
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,096,870
Los Angeles County, CA, General Obligation Lease, Disney Parking Project, Zero Coupon, 3/1/2008	2,780,000	2,754,368
Los Angeles, CA, Airport Revenue, AMT, Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,920,615
Los Angeles, CA, Core City General Obligation Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,063,980
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,413,040
Los Angeles, CA, State General Obligation, 5.5%, 7/1/2014 (a)	10,000,000	10,897,800
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (a)	11,800,000	12,668,480
Los Angeles, CA, Unified School District, Series A, 5.375%, 7/1/2018 (a)	1,030,000	1,136,255
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	700,400
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,575,427
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,539,034
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,498,856
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (a)	1,190,000	677,181
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,660,000	3,772,948
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,506,082
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,571,210
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	2,340,000	2,340,211
7.125%, 10/1/2023	2,810,000	2,843,467
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,745,025
5.0%, 9/1/2026 (a)	7,155,000	7,588,164
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	260,948
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,609,825
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	849,316
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (a)	1,020,000	1,195,766
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	925,000	935,767
7.125%, 7/1/2026	2,000,000	2,020,860
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,087,684
Richmond, CA, Other General Obligation Lease, Joint Powers Finance Authority, 6.6%, 9/1/2016	1,000,000	1,011,440
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)	2,495,000	1,425,044
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,301,090
Zero Coupon, 6/1/2016 (a)	2,395,000	1,694,630
Sacramento County, CA, Housing Authority Multi-Family Housing Revenue, California Place Apartments, Series B, AMT, 3.61% *, 2/15/2031	4,500,000	4,500,000

Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,432,750
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,100,472
6.0%, 9/1/2011	850,000	868,241
6.125%, 9/1/2014	605,000	618,625
6.3%, 9/1/2021	1,500,000	1,526,370
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 4.309% **, 6/1/2039 (a)	10,000,000	8,813,800
Series A, 5.0%, 6/1/2026 (a)	11,435,000	12,095,143
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series K, 5.75%, 7/1/2018 (a)	5,170,000	6,005,058
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,415,809
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,443,474
Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,639,200
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	9,965,000	9,963,107
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,882,641
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,128,180
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,512,704
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,157,520
Salinas, CA, School District General Obligation, Series A, 5.375%, 6/1/2022 (a)	2,700,000	2,962,494
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a)	3,965,000	4,348,772
6.0%, 8/1/2009 (a)	2,085,000	2,147,383
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,388,902
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,534,877
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)	1,010,000	785,750
Zero Coupon, 8/1/2016 (a)	1,000,000	708,180
Zero Coupon, 8/1/2017 (a)	1,000,000	673,490
Zero Coupon, 8/1/2019 (a)	1,100,000	664,213
San Diego CA, School District General Obligation, 5.25%, 7/1/2018 (a)	1,600,000	1,761,360
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	3,998,928
Series B, 6.05%, 7/1/2018 (a)	770,000	917,671
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue:
Prerefunded, 5.25%, 7/1/2016 (a)	845,000	903,077
5.25%, 7/1/2016 (a)	305,000	324,740
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,403,168
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,398,420
ETM, Zero Coupon, 1/1/2014	3,680,000	2,956,402
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	9,124,036
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,506,064
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,706,192
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,707,552
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,945,557
San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (a)	2,570,000	1,929,890
Series A, Zero Coupon, 8/1/2017 (a)	1,350,000	917,001

San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,680,000	2,010,893
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,594,866
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,453,100
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (a)	6,430,000	6,682,506
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)	3,250,000	3,381,722
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,142,916
5.5%, 9/1/2018 (a)	1,060,000	1,210,234
5.6%, 9/1/2019 (a)	1,115,000	1,288,282
5.6%, 9/1/2020 (a)	1,180,000	1,363,891
5.65%, 9/1/2024 (a)	1,445,000	1,684,639
5.65%, 9/1/2025 (a)	1,520,000	1,778,050
5.65%, 9/1/2026 (a)	1,605,000	1,880,723
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,275,715
Series B, 7.25%, 8/1/2013 (a)	3,400,000	4,058,002
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,000,147
6.375%, 9/1/2030	4,925,000	4,934,751
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,481,740
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,475,480
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, ETM, 5.75%, 7/1/2021	880,000	1,017,905
Series A, 5.75%, 7/1/2021	1,120,000	1,305,259
Southern California, Public Power Authority, Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/1/2024	5,000,000	5,121,250
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,821,096
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	920,475
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,400,800
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	595,000	612,219

		667,708,875
Puerto Rico 6.5%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2022	2,000,000	2,069,040
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)	10,605,000	11,769,641
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	11,301,600
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,317,392
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,344,400
5.625%, 7/1/2017 (a)	2,345,000	2,481,995
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,149,060
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,119,840
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,528,828
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,156,340
Series A, 6.25%, 7/1/2016 (a)	750,000	888,645
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	4,117,078

5.65%, 7/1/2015 (a)	1,000,000	1,119,150
6.5%, 7/1/2015 (a)	4,000,000	4,750,800

		56,113,809
Virgin Islands 1.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,230,875

Total Municipal Bonds and Notes (Cost $682,935,654)		732,053,559
Municipal Inverse Floating Rate Notes 31.1%
California 24.8%
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2015 (a) (c)	3,400,000	3,832,582
Trust: Big Bear Lake, CA, Water & Sewer Revenue, RITES-PA 597A, Series B, 144A, 8.085%, 4/1/2015, Leverage Factor at purchase date: 2 to 1
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022 (a) (c)	13,500,000	16,027,267
Trust: Big Bear Lake, CA, Water & Sewer Revenue, RITES-PA 597B, Series A, 144A, 8.085%, 4/1/2022, Leverage Factor at purchase date: 2 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F, 5.0%, 4/1/2025 (c)	13,870,000	14,725,008
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 8.656%, 4/1/2025, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F, 5.0%, 4/1/2031 (c)	11,475,000	12,028,221
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 8.658%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F, 5.0%, 4/1/2014 (c)	17,205,000	18,210,082
Trust: California, Bay Area Toll Authority,Toll Bridge Revenue, Series 1962-2, 144A, 8.661%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, State Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (c)	15,000,000	16,435,350
Trust: California, State Department Water Resource, Power Supply Revenue, Series 309, 144A, 6.905%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (c)	15,300,000	16,643,799
Trust: California, State Economic Recovery, RITES-PA 1262, 144A, 6.02%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State General Obligation, 5.0%, 3/1/2027 (c)	10,000,000	10,206,000
Trust: California, UBS Municipal (CRVS), Various States, Series 2007-1031C, 144A, 9.72%, 3/1/2027, Leverage Factor at purchase date: 5 to 1
Long Beach, CA, Harbor Revenue, Series A, 6.0%, 5/15/2016 (a) (c)	8,430,000	9,568,809
Trust: Long Beach, CA, Sales & Special Tax Revenue, RITES-PA 651A, 144A, AMT, 8.105%, 5/15/2016, Leverage Factor at purchase date: 2 to 1
Long Beach, CA, Harbor Revenue, Series A, 6.0%, 5/15/2019 (a) (c)	10,600,000	12,378,945
Trust: Long Beach, CA, Sales & Special Tax Revenue, RITES-PA 651B, 144A, AMT, 8.105%, 5/15/2019, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2013 (a) (c)	6,250,000	6,855,250
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 1117-B, 144A, 6.57%, 7/1/2013, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2015 (a) (c)	6,340,000	7,067,103
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589A, 144A, 8.085%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2012 (a) (c)	2,970,000	3,370,267

Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589B, 144A, 8.085%, 7/1/2012, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2013 (a) (c)	5,820,000	6,711,566
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589C, 144A, 8.085%, 7/1/2013, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2014 (a) (c)	7,120,000	8,314,772
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589D, 144A, 8.085%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027 (a) (c)	14,100,000	14,844,832
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2029 (a) (c)	8,400,000	8,843,730
Trust: Rancho, CA, Water District Financing Authority Revenue, Series 1999, 8.42%, 8/1/2027, Leverage Factor at purchase date: 4 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2012 (a) (c)	2,570,000	2,711,851
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662B, 144A, 7.595%, 5/1/2012, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/1/2012 (a) (c)	2,890,000	3,049,514
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662H, 144A, 7.595%, 5/1/2012, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2013 (a) (c)	2,730,000	2,892,408
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662C, 144A, 7.595%, 5/1/2013, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/1/2013 (a) (c)	3,070,000	3,252,634
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662I, 144A, 7.595%, 5/1/2013, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2014 (a) (c)	2,890,000	3,061,926
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662D, 144A, 7.595%, 5/1/2014, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2015 (a) (c)	3,060,000	3,209,665
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662E, 144A, 7.595%, 5/1/2015, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.875%, 5/1/2016 (a) (c)	3,250,000	3,415,912
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662F, 144A, 7.845%, 5/1/2016, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 6.0%, 5/1/2011 (a) (c)	2,160,000	2,295,367
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662A, 144A, 8.095%, 5/1/2011, Leverage Factor at purchase date: 2 to 1

San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 6.0%, 5/1/2011 (a) (c)			2,730,000	2,901,089
	Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662G, 144A, 8.095%, 5/1/2011, Leverage Factor at purchase date: 2 to 1

				212,853,949
Puerto Rico 6.3%
Puerto Rico, Electric Power Authority, Power Revenue, Series KK, 5.5%, 7/1/2015 (a) (c)			25,000,000	28,083,875
	Trust: Puerto Rico, Electric Revenue, Electric Power Authority, RITES-PA 1044, 144A, 10.249%, 7/1/2015, Leverage Factor at purchase date: 4 to 1
Puerto Rico, Commonwealth, 6.0%, 7/1/2014 (a) (c)			10,000,000	11,417,800
	Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620B, 144A, 8.095%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
Puerto Rico, Commonwealth, Series A, 5.5%, 7/1/2020 (a) (c)			13,250,000	14,954,745
	Trust: Puerto Rico, Commonwealth, General Obligation, RITES-PA 944R-B, 144A, 7.11%, 7/1/2020, Leverage Factor at purchase date: 2 to 1

				54,456,420

Total Municipal Inverse Floating Rate Notes (Cost $252,353,102)				267,310,369
	Government & Agency Obligations 0.0%
US Treasury Bill, 3.7% ***, 1/17/2008 (Cost $391,157)			393,000	391,535
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $935,679,913)			116.2	999,755,463
Other Assets and Liabilities, Net			(16.2)	(139,496,376)

Net Assets			100.0	860,259,087

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2007.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	5.7
	Financial Guaranty Insurance Company	14.3
	Financial Security Assurance, Inc.	14.1

MBIA Corporation	25.0
	Radian Asset Assurance, Inc.	1.3
	XL Capital Assurance, Inc.	1.2
(b)	At November 30, 2007, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At November 30, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Depreciation ($)

2/13/2008 2/13/2022	14,900,000[1]	Fixed — 5.62%	Floating — LIBOR	(1,283,186)
5/30/2008 5/30/2025	10,800,000[2]	Fixed — 4.948%	Floating — LIBOR	(90,958)
6/4/2008 5/30/2025	10,800,000[3]	Fixed — 4.867%	Floating — LIBOR	0
Total net unrealized depreciation				(1,374,144)

Counterparties:
[1] Citigroup Global Markets, Inc.
[2] Chase Securities, Inc.
[3] Lehman Brothers, Inc.
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008